Note 17 - Stock-based Compensation Plans Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Vested or expected to vest, shares (in shares)	1,127,822
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 26.82
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 219 days
Vested or expected to vest, aggregate intrinsic value	$ 20.2
Performance Shares [Member]
Number of Units Outstanding (in shares)	530,383	440,520
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 18.02	$ 15.91
Weighted-Average Remaining Contractual, PSU (Year)	5 years	5 years 182 days	6 years 36 days
Aggregate Intrinsic Value, PSU	$ 28.2	$ 16.6	$ 11.9
Number of PSUs Granted (in shares)	53,729	54,351
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 53.65	$ 35.23
Performance units issued (in shares)	45,762	35,512
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 23.24	$ 19.59
Number of Units Outstanding (in shares)	629,874	530,383	440,520
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 21.19	$ 18.02	$ 15.91
Vested or expected to vest, shares (in shares)	629,874
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 21.19
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years
Vested or expected to vest, aggregate intrinsic value	$ 28.2
Exercisable, number of units (in shares)	521,794
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 16.45
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	4 years 109 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 23.4